Equity - Class A of CT Risk Management, L.L.C. (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Purchase of noncontrolling interest	$ 0	$ 0	$ 0	$ (131)	$ (131)	$ 0	$ (5,592)
Class A of CT
Class of Stock [Line Items]
Minority interest sold			$ 2,400		$ 2,400
Percent of distributions entitled to residual beneficiary, amount of excess of capital contributions			2.00%		2.00%